Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]
Ordinary shares, Authorized (in Shares)	[1]	1,500,000,000	90,000,000
Ordinary shares, Issued (in Shares)	[1]	250,727	7,210
Ordinary shares, outstanding (in Shares)	[1]	250,727	7,210

[1]	Share data in these consolidated financial statements have been retroactively adjusted to reflect the reverse share splits effected in November 2024, June 2025 and February 2026. See Note 1(d).